Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment as of March 31, 2026 and December 31, 2025 were as follows:

	March 31,	December 31,
	2026	2025

Medical equipment	$646,211	$646,211
Furniture, office equipment and leasehold improvements	157,204	157,204

Total property and equipment	803,415	803,415
Less: accumulated depreciation	(754,750)	(728,710)

Property and equipment, net	$48,665	$74,705

Depreciation expense was $26,040 and $28,024 during the three months ended March 31, 2026 and 2025, respectively.

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024

Medical equipment	$646,211	$496,452
Furniture, office equipment and leasehold improvements	157,204	314,963

Total property and equipment	803,415	811,415
Less: accumulated depreciation	(728,710)	(634,839)

Property and equipment, net	$74,705	$176,576

Depreciation expense was $101,871 and $115,102 during the years ended December 31, 2025 and 2024, respectively. The Company recognized a loss on disposal of equipment of $-0- and $1,675 during the years ended December 31, 2025 and 2024, respectively, related to office equipment no longer in use.